Net Loss Per Common Share - Earning Per Share (Details) - USD ($)	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Comprehensive loss	$ (2,920,000)	$ (3,801,000)	$ (3,656,000)	$ (6,079,000)	$ (6,678,000)	$ (7,224,000)	$ (6,746,000)	$ (8,671,000)	$ (10,502,000)	$ (7,496,000)	$ (6,721,000)	$ (13,902,000)	$ (23,637,000)	$ (33,415,000)	$ (14,586,000)
Adjustment to redemption value on Series A convertible preferred stock							$ (0.63)	$ (0.82)	$ (0.99)	$ (0.79)					(366,000)
Net loss attributable to common stockholders	$ (2,920,000)				$ (6,678,000)						$ (6,721,000)	$ (13,902,000)	$ (23,637,000)	$ (33,415,000)	$ (14,952,000)
Denominator:
Basic and diluted weighted average common shares outstanding	14,265,411				14,232,313						14,265,411	13,340,941	13,805,552	10,349,136	5,809,396
Basic and diluted	$ (0.20)		$ (0.26)	$ (0.43)	$ (0.47)	$ (0.58)					$ (0.47)	$ (1.04)	$ (1.71)	$ (3.23)	$ (2.57)